Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan. 28, 2011
Oakmark Global Select (Prospectus Summary): | Oakmark Global Select
Risk/Return:	rr_RiskReturnAbstract
Supplement Text	ck0000872323_SupplementTextBlock

HARRIS ASSOCIATES INVESTMENT TRUST
Supplement dated May 11, 2011 to the Prospectus of
The Oakmark Funds dated January 28, 2011

For Oakmark Global Select Fund, the following replaces the sixth sentence of the first paragraph under "Principal Investment Strategy" on page 24 of the prospectus.

There are no geographic limits on the Fund's non-U.S. investments, and the Fund may invest in securities of companies located in developed and emerging markets.

PROSUPMAY11

Oakmark Global Select | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OAKWX
Oakmark Global Select | Class II
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OARWX